Financial Instruments - Schedule of Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative warrants [Member]
Financial liabilities:
Classification	FVTPL
Financial liabilities	R$ 4,464
Contingent consideration on acquisitions [Member]
Financial liabilities:
Classification	FVTPL
Financial liabilities	R$ 144,526	116,238
Exposure premium - debentures [Member]
Financial liabilities:
Classification	FVTPL
Financial liabilities	R$ 1,835	841
Subscription rights [Member]
Financial liabilities:
Classification	FVTPL
Financial liabilities		39,343
Deferred consideration on acquisitions [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 87,551	118,718
Loans and financing [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 5,289	1,807
Debentures [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 51,197	60,873
Related Parties [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 9,867	R$ 4,078